Vista Outdoor Inc. - 10-K Restructuring - Accrual Rollforward (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended		24 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024
GEAR Up restructuring costs
Restructuring Reserve [Roll Forward]
Beginning balance	$ 4,438
Charges	3,191	$ 8,279	$ 8,279	$ 0
Payments	(7,691)
Ending balance		4,438	4,438		$ 4,438
Ending balance	(62)
GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Charges			7,844
Payments			(3,406)
Cost reduction and earnings improvement program
Restructuring Reserve [Roll Forward]
Charges			5,604	15,668	21,272
Cost reduction and earnings improvement program | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Charges			614
Payments			(4,835)
Employee severance and related expenses | GEAR Up restructuring costs
Restructuring Reserve [Roll Forward]
Beginning balance	5,399
Charges	416	6,056	6,056	0
Payments	(3,564)
Ending balance	2,251	5,399	5,399		5,399
Employee severance and related expenses | GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Charges			6,056
Payments			(657)
Employee severance and related expenses | Cost reduction and earnings improvement program
Restructuring Reserve [Roll Forward]
Charges			614	5,225	5,839
Employee severance and related expenses | Cost reduction and earnings improvement program | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Charges			614
Payments			(4,835)
Professional fees | GEAR Up restructuring costs
Restructuring Reserve [Roll Forward]
Charges	967	1,720	1,720	0
Payments	(2,744)
Ending balance	(2,745)	(968)	(968)		(968)
Professional fees | GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Charges			1,720
Payments			(2,688)
Other | GEAR Up restructuring costs
Restructuring Reserve [Roll Forward]
Beginning balance	7
Charges	178	68	68	0
Payments	(185)
Ending balance	0	7	7		7
Other | GEAR Up restructuring costs | Accounts Payable, Other Current Liabilities, Or Other Current Assets
Restructuring Reserve [Roll Forward]
Charges			68
Payments			(61)
Accounts Payable, Other Current Liabilities, Or Other Current Assets | GEAR Up restructuring costs
Restructuring Reserve [Roll Forward]
Beginning balance	4,438		0
Ending balance		4,438	4,438	0	4,438
Accounts Payable, Other Current Liabilities, Or Other Current Assets | Cost reduction and earnings improvement program
Restructuring Reserve [Roll Forward]
Beginning balance	1,004		5,225
Ending balance		1,004	1,004	5,225	1,004
Accounts Payable, Other Current Liabilities, Or Other Current Assets | Employee severance and related expenses | GEAR Up restructuring costs
Restructuring Reserve [Roll Forward]
Beginning balance	5,399		0
Ending balance		5,399	5,399	0	5,399
Accounts Payable, Other Current Liabilities, Or Other Current Assets | Employee severance and related expenses | Cost reduction and earnings improvement program
Restructuring Reserve [Roll Forward]
Beginning balance	1,004		5,225
Ending balance		1,004	1,004	5,225	1,004
Accounts Payable, Other Current Liabilities, Or Other Current Assets | Professional fees | GEAR Up restructuring costs
Restructuring Reserve [Roll Forward]
Beginning balance			0
Ending balance				0
Ending balance		(968)	(968)		(968)
Accounts Payable, Other Current Liabilities, Or Other Current Assets | Other | GEAR Up restructuring costs
Restructuring Reserve [Roll Forward]
Beginning balance	$ 7		0
Ending balance		$ 7	$ 7	$ 0	$ 7